LOANS AND ADVANCES TO CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	£ 200,228	£ 199,408
Residual value and voluntary termination provisions on finance leases	(24)	(23)
Cost
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	201,053	200,215
Accumulated impairment
Disclosure Of Deposits From Customers [Line Items]
Loans and advances to customers	£ (801)	£ (784)